Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2025
Contributed Equity [Abstract]
Summary of Contributed Equity

	June 30, 2025	June 30, 2024	June 30, 2023
	US$(000's)	US$(000's)	US$(000's)
(a) Ordinary shares
Issued and fully paid at June 30	497,488	466,085	320,884
Movement in ordinary shares:
Opening balance	466,085	320,884	235,277
Issue of shares on exercise of options granted under the LTIP	31	—	3,791
Issue of shares on exercise of options granted from Entitlement Offer	20	1	—
Issue of shares net of issuance costs from Placement and Institutional Offer $4,531	—	—	81,816
Issue of shares in September 2023, net of issuance costs $4,765	—	50,273	—
Issue of shares in June 2024, net of issuance costs of $8,904	—	94,927	—
Issue of shares in July 2024, net of issuance costs $2,829 and investor options fair value of $3,444	31,352	—	—
	497,488	466,085	320,884
Ordinary shares on issue:	No:	No:	No:
Opening balance	1,091,466,771	467,159,434	352,152,542
Issue of shares on exercise of options granted under the LTIP	185,922	—	2,387,826
Issue of share on exercise of options from Entitlement offer	36,469	1,743	—
Issue of shares from Placement and Institutional offer		195,647,457	—
Issue of shares from Entitlement Offer	139,627,846	428,658,137	112,619,066
	1,231,317,008	1,091,466,771	467,159,434